Schedule of Financial Instruments (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2026	Mar. 01, 2025
Maturity date	Three months ended September 30, 2026	Nine months ended September 30, 2026
Probability of default, rate	7.25%	7.25%
Loss given default, rate	25.00%	25.00%	4.25%
Dbet instrument description	120% of expected loss	120% of expected loss
Debt instrument interest rate during period	5.00%
Debt instrument term	5 years	5 years
Minimum [Member]
Debt instrument interest rate during period		4.40%
Maximum [Member]
Debt instrument interest rate during period		5.00%